Jan. 27, 2017

Sanford C. Bernstein Fund, Inc. (“Bernstein Funds”)

-	AB International Portfolio
-	AB Intermediate California Municipal Portfolio
-	AB Intermediate Diversified Municipal Portfolio
-	AB Intermediate New York Municipal Portfolio
-	AB Short Duration Portfolio
-	AB Tax-Managed International Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 27, 2017

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For each Fund, the third sentence of the introductory paragraph in the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” is revised to also include reference to “Appendix [B/C] — Financial Intermediary Waivers”.

For each Fund, the footnote reading “For Class C shares, the CDSC is 0% after the first year” in the section “Fees and Expenses of the [Fund/Strategy/Portfolio] — Annual [Fund/Strategy/Portfolio] Operating Expenses” is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

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